Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgages held for sale (LOCOM)	$ 10	$ 1
Loans held for sale	(2)	0
Loans	(759)	(1,630)
Other Assets	(299)	(438)
Total	(1,050)	(2,067)
Commercial Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(335)	(913)
Consumer Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (424)	$ (717)